Summary of Significant Accounting Policies - Activity in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance At Beginning Of Period	$ 198	$ 157
Provision	140	543
Write-Offs	(181)	(197)
Balance At End Of Period	$ 157	$ 503